Debt Instruments - Loans and receivables - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans and receivables | Financial instruments in connection with repurchase agreement transactions | BREMS R
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 7,350	$ 0